Financial Instruments - Summary of sensitivity analysis for fluctuation in equity prices (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Historical volatility for shares, measurement input [member]
Sensitivity impact of entities own equity prices on other equity components before tax [line items]
Increase or decrease of 1% in equity prices	¥ 943	¥ 1,290